UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311
                                                    ----------

                             The GAMCO Mathers Fund
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
      -------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                               GAMCO MATHERS FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act's corporate governance regulations require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (the "SEC") on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

                                                      Sincerely yours,


                                                      /s/ Bruce N. Alpert
                                                      -------------------
                                                      Bruce N. Alpert
                                                      Executive Vice President
August 27, 2007

GAMCO MATHERS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                   Beginning       Ending       Annualized    Expenses
                 Account Value  Account Value    Expense     Paid During
                   01/01/07       06/30/07        Ratio        Period*
--------------------------------------------------------------------------------
GAMCO MATHERS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
GAMCO Mathers      $1,000.00     $1,028.00        2.18%        $10.90

HYPOTHETICAL 5% RETURN
GAMCO Mathers      $1,000.00     $1,013.91        2.18%        $10.83

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

LONG POSITIONS                                       PERCENT
U.S. Government Obligations ..................       85.9%
Repurchase Agreements ........................        9.4%
Health Care ..................................        1.8%
Environmental Services .......................        0.9%
Specialty Chemicals ..........................        0.7%
Cable and Satellite ..........................        0.5%
Food and Beverage ............................        0.4%
Business Services ............................        0.4%
Paper and Forest Products ....................        0.3%
Financial Services ...........................        0.2%
Other Assets and Liabilities (Net) ...........       17.0%

SHORT POSITIONS                                      PERCENT
Exchange Traded Funds ........................       (8.7)%
Retail .......................................       (2.8)%
Entertainment ................................       (2.4)%
Consumer Products ............................       (1.0)%
Equipment ....................................       (0.9)%
Home Furnishings .............................       (0.8)%
Restaurants ..................................       (0.4)%
Automotive ...................................       (0.3)%
Metals and Mining ............................       (0.2)%

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

GAMCO MATHERS FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                       MARKET
      SHARES                                              COST         VALUE
      -------                                             ----         ------
              COMMON STOCKS -- 5.2%
              BUSINESS SERVICES -- 0.4%
       2,000  The Brink's Co. ...................... $   124,444    $   123,780
                                                     -----------    -----------
              CABLE AND SATELLITE -- 0.5%
       5,000  Comcast Corp., Cl. A+ ................     141,970        140,600
                                                     -----------    -----------
              ENVIRONMENTAL SERVICES -- 0.9%
       1,000  Veolia Environnement, ADR ............      33,650         78,410
       5,000  Waste Management Inc. ................     176,959        195,250
                                                     -----------    -----------
                                                         210,609        273,660
                                                     -----------    -----------
              FINANCIAL SERVICES -- 0.2%
       2,000  Marsh & McLennan
                Companies Inc. .....................      61,760         61,760
                                                     -----------    -----------
              FOOD AND BEVERAGE -- 0.4%
       5,000  Hain Celestial Group Inc.+ ...........     102,917        135,700
                                                     -----------    -----------
              HEALTH CARE -- 1.8%
       5,000  Abbott Laboratories ..................     213,875        267,750
       5,000  Baxter International Inc. ............     168,167        281,700
                                                     -----------    -----------
                                                         382,042        549,450
                                                     -----------    -----------
              PAPER AND FOREST PRODUCTS -- 0.3%
       1,000  Weyerhaeuser Co. .....................      79,466         78,930
                                                     -----------    -----------
              SPECIALTY CHEMICALS -- 0.7%
       3,000  Monsanto Co. .........................     203,408        202,620
                                                     -----------    -----------
              TOTAL COMMON STOCKS ..................   1,306,616      1,566,500
                                                     -----------    -----------
    PRINCIPAL
     AMOUNT
    --------
              SHORT-TERM OBLIGATIONS -- 95.3%
              REPURCHASE AGREEMENTS -- 9.4%
 $ 2,839,680  State Street Bank & Trust Co.,
                4.000%, dated 06/29/07, due
                07/02/07, proceeds at
                maturity, $2,840,627 (a) ...........   2,839,680      2,839,680
                                                     -----------    -----------
              U.S. TREASURY BILLS -- 85.9%
  26,000,000  U.S. Treasury Bills,
                3.500%++, 07/05/07 (b) .............  25,983,306     25,983,306
                                                     -----------    -----------
              TOTAL SHORT-TERM
                OBLIGATIONS ........................  28,822,986     28,822,986
                                                     -----------    -----------
              TOTAL
                INVESTMENTS -- 100.5% .............. $30,129,602     30,389,486
                                                     ===========
              SECURITIES SOLD SHORT -- (17.5)%
                (Proceeds received $5,372,800) ..................    (5,282,520)
              OTHER ASSETS AND LIABILITIES (NET) -- 17.0% .......     5,146,149
                                                                    -----------
              NET ASSETS -- 100.0%...............................   $30,253,115
                                                                    ===========

                                                                      MARKET
      SHARES                                            PROCEEDS      VALUE
      -------                                           --------      ------

              SECURITIES SOLD SHORT -- (17.5)%
              COMMON STOCKS SOLD SHORT -- (17.5)%
              AUTOMOTIVE -- (0.3)%
      10,000  Ford Motor Co. ....................... $    94,299    $    94,200
                                                     -----------    -----------
              CONSUMER PRODUCTS -- (1.0)%
       5,000  Harley-Davidson Inc. .................     306,348        298,050
                                                     -----------    -----------
              ENTERTAINMENT -- (2.4)%
       5,000  Carnival Corp. .......................     238,008        243,850
       5,000  Polaris Industries Inc. ..............     284,238        270,800
       5,000  Royal Caribbean Cruises Ltd. .........     208,007        214,900
                                                     -----------    -----------
                                                         730,253        729,550
                                                     -----------    -----------
              EQUIPMENT -- (0.9)%
       3,000  Black & Decker Corp. .................     266,327        264,930
                                                     -----------    -----------
              EXCHANGE TRADED FUNDS -- (8.7)%
       2,000  iShares MSCI Emerging
                Markets Index Fund .................     261,517        263,300
      10,000  iShares Russell 2000 Index ...........     833,587        829,000
      10,000  iShares S&P SmallCap
                600 Index ..........................     714,489        711,000
       5,000  MidCap SPDR Trust, Ser. 1 ............     814,189        813,350
                                                     -----------    -----------
                                                       2,623,782      2,616,650
                                                     -----------    -----------
              HOME FURNISHINGS -- (0.8)%
       5,000  Ethan Allen Interiors Inc. ...........     173,878        171,250
       5,000  La-Z-Boy Inc. ........................      92,588         57,300
                                                     -----------    -----------
                                                         266,466        228,550
                                                     -----------    -----------
              METALS AND MINING -- (0.2)%
       2,000  AK Steel Holding Corp. ...............      74,343         74,740
                                                     -----------    -----------
              RESTAURANTS -- (0.4)%
       5,000  The Cheesecake Factory Inc. ..........     134,136        122,600
                                                     -----------    -----------
              RETAIL -- (2.8)%
       5,000  RadioShack Corp. .....................     154,549        165,700
       5,000  Starbucks Corp. ......................     132,898        131,200
       5,000  The Home Depot Inc. ..................     198,147        196,750
       5,000  Wal-Mart Stores Inc. .................     238,643        240,550
       5,000  Zale Corp. ...........................     152,609        119,050
                                                     -----------    -----------
                                                         876,846        853,250
                                                     -----------    -----------
              TOTAL SECURITIES
                SOLD SHORT ......................... $ 5,372,800    $ 5,282,520
                                                     ===========    ===========
----------------
(a) Collateralized by $2,570,000 U.S. Treasury Bond, 6.250%, due 08/15/23, market value $2,897,675.
(b) At June 30, 2007, $23,000,000 of the principal amount was pledged as collateral for securities sold short.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
SPDR Standard & Poor's Depository Receipts


                 See accompanying notes to financial statements.

                               GAMCO MATHERS FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $27,289,922) ..............  $ 27,549,806
  Repurchase agreements, at value
    (cost $2,839,680) ...................................     2,839,680
  Deposit at brokers ....................................     2,177,619
  Receivable for investments sold .......................     5,899,876
  Dividends and interest receivable .....................         4,059
  Prepaid expense .......................................         1,554
                                                           ------------
  TOTAL ASSETS ..........................................    38,472,594
                                                           ------------
LIABILITIES:
  Securities sold short (proceeds $5,372,800) ...........     5,282,520
  Payable for investments purchased .....................     2,862,325
  Payable for Fund shares redeemed ......................         5,300
  Payable for investment advisory fees ..................        23,981
  Payable for distribution fees .........................         5,995
  Other accrued expenses ................................        39,358
                                                           ------------
  TOTAL LIABILITIES .....................................     8,219,479
                                                           ------------
  NET ASSETS applicable to 2,839,604
    shares outstanding ..................................  $ 30,253,115
                                                           ============
NET ASSETS CONSIST OF:
  Paid-in capital, at $0.001 par value ..................  $ 43,429,971
  Accumulated net investment income .....................       454,258
  Accumulated  net realized loss on investments
    and securities sold short ...........................   (13,981,278)
  Net unrealized appreciation on securities
    sold short ..........................................        90,280
  Net unrealized appreciation on investments ............       259,884
                                                           ------------
  NET ASSETS ............................................  $ 30,253,115
                                                           ============
  NET ASSET VALUE, offering and redemption price
    per share ($30,253,115 / 2,839,604 shares
    outstanding; unlimited number of
    shares authorized) ..................................        $10.65
                                                                 ======

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $639)...............     $  32,936
  Interest ..............................................       660,643
  Other income...........................................        98,424
                                                              ---------
  TOTAL INVESTMENT INCOME................................       792,003
                                                              ---------
EXPENSES:
  Investment advisory fees ..............................       150,424
  Distribution fees .....................................        37,606
  Dividends on securities sold short.....................        29,669
  Trustees' fees ........................................        27,609
  Shareholder communications expenses....................        21,971
  Shareholder services fees..............................        19,218
  Legal and audit fees...................................        18,327
  Registration expenses .................................        10,898
  Custodian fees.........................................         4,427
  Miscellaneous expenses.................................         7,057
                                                              ---------
  TOTAL EXPENSES.........................................       327,206
  Less: Custodian fee credits............................          (109)
                                                              ---------
  NET EXPENSES...........................................       327,097
                                                              ---------
  NET INVESTMENT INCOME..................................       464,906
                                                              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized gain on investments.......................       976,069
  Net realized loss on securities sold short.............      (439,015)
                                                              ---------
  Net realized gain on investments
    and securities sold short............................       537,054
                                                              ---------
  Net change in unrealized appreciation/
    depreciation on investments..........................      (375,218)
  Net change in unrealized appreciation/
    depreciation on securities sold short................       232,986
                                                              ---------
  Net change in unrealized appreciation/depreciation
    on investments and securities sold short.............      (142,232)
                                                              ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND SECURITIES SOLD SHORT................       394,822
                                                              ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS......................................     $ 859,728
                                                              =========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                              SIX MONTHS ENDED
                                                                                                JUNE 30, 2007      YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2006
                                                                                               ---------------  -----------------
OPERATIONS:
  Net investment income........................................................................ $   464,906        $ 1,004,654
  Net realized gain on investments.............................................................     976,069             37,153
  Net realized loss on securities sold short...................................................    (439,015)        (1,174,643)
  Net change in unrealized appreciation/depreciation on investments and securities sold short..    (142,232)         1,104,868
                                                                                                -----------        -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................................     859,728            972,032
                                                                                                -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income........................................................................          --         (1,015,302)
                                                                                                -----------        -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..........................................................          --         (1,015,302)
                                                                                                -----------        -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net decrease in net assets from shares of beneficial interest transactions...................  (1,709,874)        (6,467,599)
                                                                                                -----------        -----------
  NET DECREASE IN NET ASSETS...................................................................    (850,146)        (6,510,869)
NET ASSETS:
  Beginning of period..........................................................................  31,103,261         37,614,130
                                                                                                -----------        -----------
  End of period (including undistributed net investment income of
     $454,258 and $0, respectively)............................................................ $30,253,115        $31,103,261
                                                                                                ===========        ===========

                 See accompanying notes to financial statements.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. GAMCO Mathers Fund (the "Fund"), formerly the Gabelli Mathers Fund, was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, the Fund had an investment of $2,839,680 in a repurchase agreement.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at June 30, 2007 are reported in the Schedule of Investments.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value ("NAV") of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2006 was $1,015,302 of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2006, the Fund had net capital loss carryforwards for federal income tax purposes of $14,477,736, which are available to reduce future required distributions of net capital gains to shareholders. $12,430,175 is available through 2010; $670,201 is available through 2011; $280,466 is available through 2012; and $1,096,894 is available through 2014.

The following summarizes the tax cost of investments, proceeds of short sales, and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                        GROSS               GROSS
                                      COST/           UNREALIZED          UNREALIZED     NET UNREALIZED
                                    (PROCEEDS)       APPRECIATION        DEPRECIATION     APPRECIATION
                                    ----------       ------------        ------------    --------------
         Investments.............   $30,129,602           $263,242        $ (3,358)           $259,884
         Short sales.............    (5,372,800)           118,254         (27,974)             90,280
                                                          --------        --------            --------
                                                          $381,496        $(31,332)           $350,164
                                                          ========        ========            ========

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee that is not considered an affiliated person an annual retainer of $5,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2007, the Fund incurred distribution costs payable to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, of $37,606, or 0.25% of its average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term securities, aggregated $2,392,997 and $5,145,261, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $0 to Gabelli & Company.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000 and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At June 30, 2007, there were no borrowings outstanding under the line of credit.

8. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2007                      YEAR ENDED
                                                               (UNAUDITED)                    DECEMBER 31, 2006
                                                       --------------------------      ----------------------------
                                                        SHARES          AMOUNT            SHARES           AMOUNT
                                                       --------------------------      ----------------------------
Shares sold .........................................    23,203       $   243,910         321,631      $  3,346,542
Shares issued upon reinvestment of distributions ....        --                --          89,008           920,344
Shares redeemed .....................................  (186,648)       (1,953,784)     (1,011,815)      (10,734,485)
                                                       --------       -----------      ----------      ------------
  Net decrease ......................................  (163,445)      $(1,709,874)       (601,176)     $ (6,467,599)
                                                       ========       ===========      ==========      ============

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $0 and $0, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

11. FINANCIAL HIGHLIGHTS. Selected data for a share of beneficial interest outstanding throughout each period:

                                         SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007    ---------------------------------------------------------
                                            (UNAUDITED)       2006         2005        2004         2003        2002
                                         ----------------    ------       ------      ------       ------      ------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .... $ 10.36        $ 10.44      $ 10.49     $ 10.60      $ 10.81    $  12.25
                                             -------        -------      -------     -------      -------    --------
   Net investment income (loss) (a) ........    0.15           0.32         0.13       (0.06)       (0.07)      (0.00)(b)
   Net realized and unrealized gain (loss) on
     investments and securities sold short .    0.14          (0.02)          --       (0.05)       (0.14)      (1.44)
                                             -------        -------      -------     -------      -------    --------
   Total from investment operations ........    0.29           0.30         0.13       (0.11)       (0.21)      (1.44)
                                             -------        -------      -------     -------      -------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...................      --          (0.38)       (0.18)         --           --          --
                                             -------        -------      -------     -------      -------    --------
   Total distributions .....................      --          (0.38)       (0.18)         --           --          --
                                             -------        -------      -------     -------      -------    --------
   REDEMPTION FEES .........................      --             --         0.00(b)       --           --          --
                                             -------        -------      -------     -------      -------    --------
   NET ASSET VALUE, END OF PERIOD .......... $ 10.65        $ 10.36      $ 10.44     $ 10.49      $ 10.60    $  10.81
                                             =======        =======      =======     =======      =======    ========
   Total return + ..........................   2.80%          2.88%        1.23%     (1.04)%      (1.94)%    (11.76)%
                                             =======        =======      =======     =======      =======    ========
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .... $30,253        $31,103      $37,614     $41,258      $60,846     $80,827
   Ratio of net investment income (loss) to
     average net assets ....................   2.84%(c)       2.99%        1.27%     (0.61)%      (0.61)%     (0.00)%
   Ratio of operating expenses to average
     net assets ............................   2.18%(c)       2.14%        2.14%       1.90%        1.67%       1.63%
   Ratio of operating expenses to average
     net assets excluding the effect of
     dividends on securities sold short ....   1.98%(c)       1.87%        1.85%       1.77%        1.64%       1.61%
   Portfolio turnover rate .................     69%           121%         149%        176%         244%        776%

---------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a) Per Share data is calculated  using the average shares  outstanding  method.
(b) Amount represents less than $0.005 per share.
(c) Annualized.

                 See accompanying notes to financial statements.

                               GAMCO MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                  800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                           Net Asset Value per share
                           available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF TRUSTEES

Mario J. Gabelli, CFA                             Anthony R. Pustorino
CHAIRMAN AND CHIEF                                CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                                 PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                             PACE UNIVERSITY

E. Val Cerutti                                    Werner J. Roeder,  MD
CHIEF EXECUTIVE  OFFICER                          MEDICAL  DIRECTOR
CERUTTI CONSULTANTS, INC.                         LAWRENCE HOSPITAL

Anthony J. Colavita                               Henry G. Van der Eb, CFA
ATTORNEY-AT-LAW                                   PRESIDENT AND CHIEF
ANTHONY J. COLAVITA, P.C.                         EXECUTIVE OFFICER
                                                  GAMCO MATHERS FUND
Vincent D. Enright
FORMER SENIOR VICE PRESIDENT                      Anthonie C. van Ekris
AND CHIEF FINANCIAL OFFICER                       CHAIRMAN
KEYSPAN ENERGY CORP.                              BALMAC INTERNATIONAL, INC.


                         OFFICERS AND PORTFOLIO MANAGER

Henry G. Van der Eb, CFA                          Anne E. Morrissy, CFA
PRESIDENT AND                                     EXECUTIVE VICE PRESIDENT
PORTFOLIO MANAGER
                                                  Heidi M. Koontz
Bruce N. Alpert                                   VICE PRESIDENT
EXECUTIVE VICE PRESIDENT
                                                  Edith L. Cook
Agnes Mullady                                     VICE PRESIDENT
TREASURER
                                                  Peter D. Goldstein
James E. McKee                                    CHIEF COMPLIANCE OFFICER
VICE PRESIDENT
AND SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB1726Q207SR




                                                                           GAMCO




                                                               GAMCO
                                                               MATHERS
                                                               FUND






                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The GAMCO Mathers Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date              August 14, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date              August 14, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.